Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
	May 31, 2019	May 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair values	$ 47,841
Available-for-sale investments	224,760	$ 385,695
Total	287,751
Suzhou Hongyi [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable (Note 3)	15,150
Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair values	47,841
Available-for-sale investments		153,294
Total	47,841
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	78,879	98,504
Total	78,879
Significant Other Observable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	145,881	$ 133,897
Total	161,031
Significant Other Observable Inputs Level 3 [Member] | Suzhou Hongyi [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable (Note 3)	$ 15,150